Note 6 - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Due in one year or less	$ 1,965
Due in one year or less	2,010
Due after one year through five years	8,452
Due after one year through five years	8,670
Due after five years through ten years	15,563
Due after five years through ten years	16,323
Due after ten years	96,688
Due after ten years	101,478
Total	122,668
Total	$ 128,481